General (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			9 Months Ended		12 Months Ended
	Mar. 27, 2019	Nov. 30, 2018	Nov. 20, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 10, 2016
General (Textual)
Accumulated deficit				$ (164,894)		$ (152,918)	$ (131,220)
Negative cash flow from operations				$ (11,225)	$ (12,174)	$ (14,774)	$ (22,462)	$ (26,747)
Reverse share split	ratio of 1-for-25
Ordinary shares, par value (in NIS per share)				$ 0.25		$ 0.25	$ 0.25
NIS [Member]
General (Textual)
Ordinary shares, par value (in NIS per share)	$ 0.25
Kreos [Member] | Second Amendment [Member]
General (Textual)
Agreed to pay outstanding indebtedness			$ 3,600
Proceeds of public offering			$ 3,600
Number of purchasing units			192,000
Number of pre-funded units			288,000
Aggregate price of public offering			$ 3,600
Exercise price of warrant to purchase ordinary shares			6,679
Kreos [Member] | Second Amendment [Member] | Minimum [Member]
General (Textual)
Exercise price of warrant to purchase ordinary shares per share			$ 7.50
Kreos [Member] | Second Amendment [Member] | Maximum [Member]
General (Textual)
Exercise price of warrant to purchase ordinary shares per share			$ 241
ATM Offering Program [Member]
General (Textual)
Number of shares issued and sold						49,882
Average price						$ 27.25
Gross proceeds amount						$ 1,400
Aggregate amount of fees and offering expenses						1,100
Aggregate amount of fees						236
Maximum amount which can be raised under ATM offering program						$ 25,000			$ 25,000
Follow-on public offering [Member]
General (Textual)
Number of shares issued and sold		728,019
Gross proceeds amount		$ 13,100
Description of follow-on public offering		The Company completed its follow-on public offering in which the Company issued and sold 18,200,498 units, each consisting of one ordinary share and one warrant to purchase one ordinary share. Each unit was sold to the public at a price of $0.30 per unit, additionally the company issued and sold 26,259,332 pre-funded units, each unit was sold to the public at a price of $0.29 per unit. Each unit containing one pre-funded warrant with an exercise price of $0.01 per share and one warrant to purchase one ordinary share. The total gross proceeds received from the follow-on public offering, before deducting commissions, discounts and expenses, were $13.1 million. (including proceeds from the exercise of 2,267,284 pre-funded warrants at the closing of the offering).
Public price per unit		$ 7.5
Additionally issued and sold pre-funded units		26,259,332
Additionally issued and sold public price per unit		$ 0.29
Proceeds from exercise of pre-funded warrants		2,267,284
Additional pre-funded warrants to purchase aggregate ordinary shares exercised						562,466
Additional proceeds of pre-funded warrants						$ 140,617
Underwriters warrants to purchase ordinary shares issued						106,680
Underwriters warrants to purchase exercisable term						November 20, 2018 until November 15, 2023
Underwriters warrants to purchase exercisable price per share						$ 9.375